Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share	The following table sets forth the basic and diluted earnings per share computation and provides a reconciliation of the numerator and denominator for the years presented:
	As of September 30,
	2023	2022	2021
Numerator:
Net (loss)/income attributable to Linkage Global Inc	$(652,728)	$1,066,375	751,666

Denominator:
Weighted average number of ordinary shares	20,000,000	20,000,000	20,000,000

Net (loss)/income per ordinary share
– Basic and diluted	(0.03)	0.05	0.04